Share-Based Compensation (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 01, 2018 shares	Dec. 15, 2017 shares	Jan. 18, 2019 shares	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2021 CNY (¥)
Share-Based Compensation (Details) [Line Items]
Vesting period				1 year	1 year
Share-based payment expenses				¥ (816)	$ 1,865	¥ (10,631)
Reversal of share-based compensation (in Yuan Renminbi)						34,252
Share option vested description				The total fair value of share options vested as of August 31, 2020, 2021 and 2022 was RMB 32,851, RMB 43,341 and RMB 48,450, respectively.
Unrecognized compensation expense (in Yuan Renminbi)						¥ 4,098	¥ 748
Minimum [Member]
Share-Based Compensation (Details) [Line Items]
Post-vesting forfeiture rate				0.00%
Maximum [Member]
Share-Based Compensation (Details) [Line Items]
Post-vesting forfeiture rate				15.00%
Class A Ordinary Shares [Member]
Share-Based Compensation (Details) [Line Items]
Ordinary shares (in Shares) | shares	167,138	845,000	2,545,000
Vesting period	3 years		6 years
Leave of absence exceeds	90 years		90 years
Class A Ordinary Shares [Member] | Minimum [Member]
Share-Based Compensation (Details) [Line Items]
Vesting period		3 years
Class A Ordinary Shares [Member] | Maximum [Member]
Share-Based Compensation (Details) [Line Items]
Vesting period		5 years